SCHEDULE OF REVENUE BY MAJOR CUSTOMERS (Details)	12 Months Ended
Dec. 31, 2011
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 1	92,972,492
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 2	15.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 3	49,176,417
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 4	10.30%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 5	76,088,946
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 6	13.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 7	25,919,678
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 8	5.50%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 9	75,671,322
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 10	12.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 11	0
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 12	0
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 13	244,732,760
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 14	40.00%
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 15	75,096,095
Major Customers And Major Suppliers Schedule Of Revenue By Major Customers 16	15.80%